Note 16 - Investments Accounted for Using The Equity Method (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Investments [Text Block]
		As at June 30			As at March 31
(US dollars in thousands)	% Owned	2021	2020	2019	2019
Caret, LLC (formerly Innovative Solar Ventures I, LLC)	50%	-	8,225	-	-
Total		-	8,225	-	-